Note 6 - Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Cash, Cash Equivalents and Investments [Table Text Block]
	December 31, 2015
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$11,233	$-	$-	$11,233
	December 31, 2014
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$21,481	$-	$-	$21,481

Investments Classified by Contractual Maturity Date [Table Text Block]
	December 31, 2015
	Cost	Fair Value
Time deposits
Due within one year	$11,205	$11,205
Due after one year through two years	28	28
	$11,233	$11,233
	December 31, 2014
	Cost	Fair Value
Time deposits
Due within one year	$21,477	$21,477
Due after one year through two years	4	4
	$21,481	$21,481